Other Current Assets - Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Receivables from government agencies	$ 127	$ 156
Taxes and other government receivables	56	68
Advances	46	84
Prepayments	54	74
Loans and deposits	13	15
Interest receivable	1	1
Derivative instruments	43	36
Receivables from equity-method investments	8	16
Other current assets	41	68
Total	$ 389	$ 518